Vanguard High-Yield Corporate Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
High-Yield Corporate Composite Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.63%	3.97%	5.93%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.35%	4.11%	5.58%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.62%	1.82%	3.27%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.47%	2.11%	3.26%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.46%	4.21%	5.69%